Investments - Additional Information (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 14, 2020	Jul. 26, 2016	Jan. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 27, 2019	Dec. 23, 2019	Sep. 19, 2018	May 01, 2018	Dec. 18, 2017	Jan. 01, 2017
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost				$ 18.8	$ 28.6
Investment in the period				0.5	1.1
Investment in Multiline reinsurer				77.2
Equity method investment, aggregate cost				0.9	67.9	$ 67.1
Equity method investment, realized gain (loss) on disposal				10.4
Other investments				109.4	111.4
Investment funded				0.0
Other-than-temporary impairment charge					0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)				$ (0.4)
BBB Emerging Market Debt
Gain (Loss) on Securities [Line Items]
Percentage of investment				0.00%
Real estate fund
Gain (Loss) on Securities [Line Items]
Percentage of investment				1.50%
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value				$ 109.4	$ 111.4
MML and CML
Gain (Loss) on Securities [Line Items]
Percentage of investment				3.60%
Managed portfolio
Gain (Loss) on Securities [Line Items]
Percentage of investment				5.10%	8.20%
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading				$ 163.6	$ 156.6
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading				112.1	111.7
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading				299.3	279.7
Bene
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 3.3
Gross realized and unrealized gains (loss)				0.0	0.0	(0.9)
Investment in Multiline reinsurer				6.1
Equity method investment, ownership percentage		20.00%
Equity method investment, aggregate cost				0.0	4.3	3.2
Equity method investment, cash payment				0.0	1.1	1.2
Equity method investment, realized gain (loss) on disposal				1.8
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period			$ 0.8	0.0	0.0	0.2	$ 0.1
Gross realized and unrealized gains (loss)				(0.4)	(0.1)	(0.2)
Investment in Multiline reinsurer				0.0
Equity method investment, aggregate cost				0.0	0.4	0.5
Equity method investment, realized gain (loss) on disposal				0.0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period				0.0	0.0
Gross realized and unrealized gains (loss)				(0.3)	(0.2)	0.4
Investment in Multiline reinsurer				0.0
Equity method investment, ownership percentage													49.00%
Equity method investment, aggregate cost				0.4	0.7	0.9							$ 2.3
Equity method investment, realized gain (loss) on disposal				0.0
Crop Re
Gain (Loss) on Securities [Line Items]
Investment in the period				0.0	0.0
Investment in Multiline reinsurer				71.1
Equity method investment, ownership percentage	23.20%											23.20%
Equity method investment, aggregate cost				0.0	62.5	62.5
Equity method investment, realized gain (loss) on disposal	$ 71.1			8.6
Settlement for crop years	14.5
Settlement re commutation agreement	$ 2.2
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period				0.5	0.0
Investment in Multiline reinsurer				0.0
Equity method investment, aggregate cost				0.5	0.0	0.0
Equity method investment, realized gain (loss) on disposal				0.0
Other investments				0.3				$ 0.2	$ 5.0
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 100.0
Other investments				$ 109.4	$ 111.4					$ 13.8	$ 86.2